Share Purchase Warrants (Details) - 12 months ended Jan. 31, 2021	$ / shares	USD ($) $ / shares shares
Weighted Average Exercise Price
Granted pursuant to acquisitions (Note 6(b)) | $ / shares		$ 3.05
Warrants [Member]
Number of Warrants
Warrants Outstanding, Beginning Balance | shares
Granted pursuant to acquisition (Note 6(b)) | shares		252,595
Warrants Outstanding, Ending Balance | shares		252,595
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0
Granted pursuant to acquisitions (Note 6(b)) | $ / shares	1.44
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 1.44
Liability Amount
Liability amount, Beginning Balance | $		$ 0
Liability amount, Change in fair value | $		57,718
Liability amount, granted pursuant to acquisition (note 6(b)) | $		73,885
Liability amount, Ending Balance | $		$ 131,603